Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Disaggregated Revenue by Major Merchandise

The following table shows disaggregated revenue by major merchandise categories for the six months ended June 30, 2025 and 2026, respectively:

	Six months ended June 30,
	2025			2026
	HK$	US$	%	HK$	US$	%
Book products	34,020,084	4,333,824	41.4%	50,264,083	6,409,600	65.1%
Novelty and packaging products	48,101,149	6,127,613	58.6%	26,940,545	3,435,418	34.9%
	82,121,233	10,461,437	100.0%	77,204,628	9,845,018	100.0%

Schedule of Revenue Disaggregated by Geographic Market

The following tables present total revenue disaggregated by geographic market based on the location of customers, and long-lived assets (comprising plant and equipment, net and operating lease right-of-use assets, net) by physical location:

	Six months ended June 30,
	2025			2026
	HK$	US$	%	HK$	US$	%
Hong Kong	69,443,226	8,846,384	84.6%	65,407,486	8,340,664	84.7%
Mainland China	4,706,227	599,527	5.7%	3,365,995	429,227	4.4%
England	7,971,780	1,015,526	9.7%	8,431,147	1,075,127	10.9%
Total Revenue	82,121,233	10,461,437	100.0%	77,204,628	9,845,018	100.0%

	As of December 31, 2025			As of June 30, 2026
	HK$	US$	%	HK$	US$	%
Hong Kong	791,574	101,702	1.5%	827,618	105,537	1.6%
Mainland China	51,873,032	6,664,658	98.5%	52,253,282	6,663,259	98.4%
Total Long-lived assets	52,664,606	6,766,360	100.0%	53,080,900	6,768,796	100.0%